Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions	Jun. 30, 2024		Jun. 30, 2023
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 3,194		€ 3,053
Positive market values from derivative financial instruments	8,198		9,564
Other trading assets	6,226		5,494
Non-trading financial assets mandatory at fair value through profit and loss	5,028		5,790
Financial assets designated at fair value through profit or loss	0		94
Financial assets at fair value through other comprehensive income	2,949		2,676
Other financial assets at fair value	5		5
Total financial assets held at fair value	25,599		26,675
Financial liabilities held at fair value:
Trading securities, liabilities	26		30
Negative market values from derivative financial instruments	7,666		8,500
Other trading liabilities	0		3
Financial liabilities designated at fair value through profit or loss	3,248		2,792
Other financial liabilities at fair value	(85)		(511)
Total financial liabilities held at fair value	10,856		10,815
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0		0
Positive market values from derivative financial instruments	0		0
Other trading assets	0		0
Non-trading financial assets mandatory at fair value through profit and loss	(1)		(1)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0		0
Other financial assets at fair value	0		0
Total financial assets held at fair value	(1)		(1)
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	175	[1]	(40)	[2]
Positive market values from derivative financial instruments	258	[1]	(323)	[2]
Other trading assets	97	[1]	19	[2]
Non-trading financial assets mandatory at fair value through profit and loss	71	[1]	(118)	[2]
Financial assets designated at fair value through profit or loss	0	[1]	(2)	[2]
Financial assets at fair value through other comprehensive income	56	[1],[3]	(71)	[2],[4]
Other financial assets at fair value	8	[1]	0	[2]
Total financial assets held at fair value	666	[5],[6]	(535)	[7],[8]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	397	[1]	(673)	[2]
Other trading liabilities	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	26	[1]	(44)	[2]
Other financial liabilities at fair value	118	[1]	239	[2]
Total financial liabilities held at fair value	541	[5],[6]	(477)	[7],[8]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	1,311		955
Positive market values from derivative financial instruments	0		0
Other trading assets	259		460
Non-trading financial assets mandatory at fair value through profit and loss	667		198
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	345		249
Other financial assets at fair value	0		0
Total financial assets held at fair value	2,582		1,862
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(958)		(598)
Positive market values from derivative financial instruments	0		0
Other trading assets	(1,064)		(588)
Non-trading financial assets mandatory at fair value through profit and loss	(24)		(80)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	(249)		(110)
Other financial assets at fair value	0		0
Total financial assets held at fair value	(2,294)		(1,377)
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0	[9]	0	[10]
Positive market values from derivative financial instruments	0	[9]	0	[10]
Other trading assets	1,034	[9]	1,107	[10]
Non-trading financial assets mandatory at fair value through profit and loss	242	[9]	77	[10]
Financial assets designated at fair value through profit or loss	0	[9]	0	[10]
Financial assets at fair value through other comprehensive income	605	[9]	723	[10]
Other financial assets at fair value	0	[9]	0	[10]
Total financial assets held at fair value	1,881		1,907
Financial liabilities held at fair value:
Trading securities, liabilities	0	[9]	0	[10]
Negative market values from derivative financial instruments	0	[9]	0	[10]
Other trading liabilities	0	[9]	0	[10]
Financial liabilities designated at fair value through profit or loss	1,612	[9]	1,030	[10]
Other financial liabilities at fair value	0	[9]	0	[10]
Total financial liabilities held at fair value	1,612		1,030
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(328)	[11]	(288)	[12]
Positive market values from derivative financial instruments	(259)	[11]	(75)	[12]
Other trading assets	(496)	[11]	(582)	[12]
Non-trading financial assets mandatory at fair value through profit and loss	(469)	[11]	(789)	[12]
Financial assets designated at fair value through profit or loss	0	[11]	0	[12]
Financial assets at fair value through other comprehensive income	(669)	[11]	(387)	[12]
Other financial assets at fair value	0	[11]	0	[12]
Total financial assets held at fair value	(2,220)		(2,121)
Financial liabilities held at fair value:
Trading securities, liabilities	0	[11]	46	[12]
Negative market values from derivative financial instruments	(226)	[11]	(205)	[12]
Other trading liabilities	5	[11]	14	[12]
Financial liabilities designated at fair value through profit or loss	(336)	[11]	(626)	[12]
Other financial liabilities at fair value	(1)	[11]	24	[12]
Total financial liabilities held at fair value	(558)		(746)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	291	[13]	576	[14]
Positive market values from derivative financial instruments	2,404	[13]	2,110	[14]
Other trading assets	278	[13]	582	[14]
Non-trading financial assets mandatory at fair value through profit and loss	54	[13]	120	[14]
Financial assets designated at fair value through profit or loss	0	[13]	75	[14]
Financial assets at fair value through other comprehensive income	89	[13]	355	[14]
Other financial assets at fair value	6	[13]	0	[14]
Total financial assets held at fair value	3,123		3,817
Financial liabilities held at fair value:
Trading securities, liabilities	0	[13]	0	[14]
Negative market values from derivative financial instruments	1,886	[13]	1,620	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	243	[13]	24	[14]
Other financial liabilities at fair value	(21)	[13]	(8)	[14]
Total financial liabilities held at fair value	2,108		1,636
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(391)	[13]	(364)	[14]
Positive market values from derivative financial instruments	(2,438)	[13]	(2,410)	[14]
Other trading assets	(575)	[13]	(275)	[14]
Non-trading financial assets mandatory at fair value through profit and loss	(1,221)	[13]	(646)	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	(207)	[13]	(159)	[14]
Other financial assets at fair value	0	[13]	1	[14]
Total financial assets held at fair value	(4,833)		(3,852)
Financial liabilities held at fair value:
Trading securities, liabilities	0	[13]	0	[14]
Negative market values from derivative financial instruments	(2,039)	[13]	(2,232)	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	(517)	[13]	(36)	[14]
Other financial liabilities at fair value	(56)	[13]	15	[14]
Total financial liabilities held at fair value	(2,612)		(2,253)
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	3,295		3,293
Positive market values from derivative financial instruments	8,164		8,866
Other trading assets	5,759		6,218
Non-trading financial assets mandatory at fair value through profit and loss	4,347		4,551
Financial assets designated at fair value through profit or loss	0		166
Financial assets at fair value through other comprehensive income	2,920		3,276
Other financial assets at fair value	19		6
Total financial assets held at fair value	24,503		26,376
Financial liabilities held at fair value:
Trading securities, liabilities	27		77
Negative market values from derivative financial instruments	7,683		7,010
Other trading liabilities	6		17
Financial liabilities designated at fair value through profit or loss	4,277		3,141
Other financial liabilities at fair value	(44)		(240)
Total financial liabilities held at fair value	€ 11,948		€ 10,005

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters
[3]	Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 17 million recognized in other comprehensive income, net of tax
[4]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 32 million recognized in other comprehensive income, net of tax
[5]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 112 million and for total financial liabilities held at fair value this is a loss of € 11 million
[7]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[8]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 254 million and for total financial liabilities held at fair value this is a gain of € 39 million
[9]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[10]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[11]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements
[12]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements
[13]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year
[14]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year